Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt

	June 30, 2016	December 31, 2015
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	343,429	429,279
Norwegian Kroner Bonds due through 2019	286,966	327,941
U.S. Dollar-denominated Term Loans due through 2018	120,809	129,133
U.S. Dollar-denominated Term Loans due through 2028	2,073,070	2,037,766
U.S. Dollar Non-Public Bonds due through 2024	174,839	202,449
U.S. Dollar Bonds due through 2019	300,000	300,000
Total principal	3,299,113	3,426,568
Less unamortized discount and debt issuance costs	(57,882)	(62,694)
Total debt	3,241,231	3,363,874
Less current portion	(574,575)	(485,069)
Long-term portion	2,666,656	2,878,805